Commitments and Contingencies (Details Narrative) (10-K) - USD ($)																																										1 Months Ended			3 Months Ended					6 Months Ended		12 Months Ended
	Jun. 24, 2020	Jun. 05, 2020	Feb. 24, 2020	Feb. 18, 2020	Feb. 12, 2020	Jan. 23, 2020	Dec. 31, 2019	Nov. 19, 2019	Oct. 19, 2019	Oct. 10, 2019	Oct. 02, 2019	Sep. 02, 2019	Aug. 22, 2019	Aug. 05, 2019	Aug. 02, 2019	Aug. 01, 2019	Jul. 16, 2019	Jul. 02, 2019	Jun. 29, 2019	Jun. 29, 2019	May 24, 2019	May 06, 2019	May 05, 2019	Apr. 15, 2019	Mar. 15, 2019	Mar. 07, 2019	Feb. 28, 2019	Feb. 15, 2019	Jan. 23, 2019	Jan. 18, 2019	Jan. 15, 2019	Dec. 12, 2018	Oct. 26, 2018	Oct. 03, 2018	Sep. 26, 2018	Sep. 26, 2018	Sep. 12, 2018	Jun. 06, 2018	May 01, 2018	Mar. 27, 2018	Jan. 25, 2018	Oct. 26, 2018	May 31, 2018	Apr. 30, 2018	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2018	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Mar. 29, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 19, 2019	May 04, 2018	Mar. 29, 2018
Rent expense																																																				$ 79,338
Security deposits							$ 37,000																																													37,000		$ 33,000
Number of common stock shares issued				216,783	1,540,000
Gross proceeds from offering					$ 6,780,000																																													$ 6,780,000				85,576
Stock issued during the period new issue value				$ 1,083,915																																													$ 180,000
Stock issued for restricted stock, value
Shares issued price per share					$ 5.00
Debt instrument accrued interest							520,682																																						$ 21,752					21,752		520,682		433,494
Rent expense																																																				467,106		980,136
Operating costs and expenses																																													2,228,622		$ 1,944,518			9,020,229	$ 3,942,088	8,613,010		$ 9,608,515
Convertible promissory notes							536,082																																						100,000					100,000		$ 536,082
Litigation settlement amount						$ 130,185
Limestone Associates LLC [Member]
Rent expense																																																							$ 25,748
Stratford Road Partners, LLC [Member]
Lease obligation																																																									$ 10,000
Resolute Contractors, Inc [Member]
Litigation settlement amount																																											$ 98,005
Board Compensation Plan [Member]
Number of common stock shares issued														17,005																																						1,428		1,428	714
Agreements term description																	The board of directors approved a board compensation plan that would compensate the board members for their deferred compensation for 2019, 2018 and 2017. The board members are eligible for cash compensation of $4,500 or $9,000 per year. To be paid as follows: (i) directors serving on the board during 2018 and 2017, will be granted shares is lieu of payment as the letter agreements set forth certain terms pursuant to which the directors will serve as directors of the Company.
Stock issued during the period new issue value																																																				$ 9,000		$ 9,000	$ 4,500
Cash compensation							59,864																																													59,864
Shares issued price per share														$ 7.00
Operating Cost and Expenses [Member]
Operating costs and expenses																																																				417,220
General and Administrative Expense [Member]
Operating costs and expenses																																																				49,886
Minimum [Member] | Board Compensation Plan [Member]
Cash compensation																	$ 4,500
Maximum [Member] | Board Compensation Plan [Member]
Cash compensation																	$ 9,000
Acquisition of Midtown [Member]
Lease expiry date													Aug. 31, 2020
Acquisition of Midtown [Member] | Minimum [Member]
Rent expense													$ 10,448
Acquisition of Midtown [Member] | Maximum [Member]
Rent expense													$ 11,417
Service as Director [Member] | Board Compensation Plan [Member]
Number of common stock shares issued for services																	1,428
Service on Each Committee [Member] | Board Compensation Plan [Member]
Number of common stock shares issued for services																	185
Service as Chair [Member] | Board Compensation Plan [Member]
Number of common stock shares issued for services																	142
Sales Taxes [Member]
Debt instrument accrued interest							329,089																																													329,089		$ 297,160
Michael J. Roper [Member]
Base salary																																							$ 250,000
Number of common stock shares issued																																							14,285
Gross proceeds from offering																																							$ 3,000,000
Michael J. Roper [Member] | Upon One and Two Year Anniversaries [Member]
Stock issued for restricted stock, shares																																	14,285
Ferdinand Groenewald [Member]
Base salary																																			$ 150,000
Number of common stock shares issued																																			1,428
Gross proceeds from offering																																			$ 3,000,000
Cash bonuses																																																							$ 10,000
Board of Directors [Member]
Number of common stock shares issued	4,340	15,000							3,748
Robert E. Morgan [Member]
Loss contingency seeking damages																																		$ 2,391,330									1,357,243
Upfront amount																																		25,000
Additional upfront fee																																		$ 175,000
Accounts payable and accrued expenses																																																								$ 52,500
Robert E. Morgan [Member] | Crownhall Realty, LLC [Member]
Loss contingency seeking damages																																											$ 1,034,087
Note Holder [Member]
Debt instrument accrued interest							18,237																																						21,031					21,031		18,237
Convertible promissory notes							$ 100,000																																	$ 100,000					100,000					$ 100,000		$ 100,000
Other costs																																						$ 171,035		$ 171,035
Repayment of debt								$ 71,035
Former Landlord [Member]
Security deposits																													$ 11,185
Loss contingency seeking damages																																												$ 531,594
Original lease term																																												5 years
Paid of litigation settlement amount																									$ 6,400		$ 25,000		$ 49,815		$ 531,594
Payments for legal settlements, description																									Thereafter sixty-nine payments of $6,400 on or before the 15th of each month beginning on March 15, 2019.
Payments of settlement in twelve timely installment payments																																												$ 6,400
Fountain Valley [Member]
Loss contingency seeking damages																																$ 121,000
Paid of litigation settlement amount																												$ 85,000
Restaurant Spaces [Member]
Lease term																																																						10 years
Lease description																																																				These lease agreements have a monthly rent expense based on a percentage fee of eight percent of gross sales for each year of the agreement. One of the lease states that the percentage fee will be ten percent for gross sales equal or greater than $1,000,000 for an agreement year.
Settlement Agreement [Member] | Landlord [Member]
Sum of lease costs																$ 58,522
Payment for damages on operating leases																$ 32,283
Settlement Agreement [Member] | Landlord [Member] | First Payment [Member]
Payment for damages on operating leases															$ 10,761
Settlement Agreement [Member] | Landlord [Member] | Second Payment [Member]
Payment for damages on operating leases												$ 10,761
Settlement Agreement [Member] | Landlord [Member] | Final Payment [Member]
Payment for damages on operating leases											$ 10,761
Settlement Agreement [Member] | Fountain Valley [Member]
Paid of litigation settlement amount																								$ 7,000	$ 15,000
Payments for legal settlements, description																								The Company agreed to make the following payments (i) $15,000 on or before March 15, 2019, and (ii) ten monthly installments of $7,000 commencing on April 15, 2019 and continuing monthly on the 15th day of each month though January 15, 2020. The company has accrued for the liability in accounts payable and accrued expenses and has been making repayments pursuant to the settlement agreement. As of January 15, 2020, the Company has met all their obligations and the full amount has been paid.
Lease Agreement [Member]
Rent expense										$ 6,500
Lease term										5 years
Employment Agreements [Member]
Agreement description																																									The Company entered into an at-will employment agreement with Ferdinand Groenewald for a one-year term that is to commence as of the date the Company successfully receives at least $5,000,000 in gross proceeds from an SEC qualified offering under Offering Statement under Regulation A+ under the Securities Act of 1933, as amended.
Gross proceeds from offering																																										$ 3,000,000										$ 5,000,000
Employment Agreements [Member] | Michael J. Roper [Member]
Base salary																																	$ 250,000
Gross proceeds from offering																																	$ 3,000,000
Agreement term																																	2 years
Employment salary increased upon achieving various milestones by investors																																	$ 350,000
Employment Agreements [Member] | Michael J. Roper [Member] | Public Offering [Member]
Number of common stock shares issued																			35,714														14,285
Stock issued during the period new issue value																			$ 3,000,000														$ 3,000,000
Employee bonus																																	100,000									100,000
Employment Agreements [Member] | Michael J. Roper [Member] | September 2018 Offering [Member]
Employment salary increased upon achieving various milestones by investors																																	$ 275,000
Employment Agreements [Member] | Michael J. Roper [Member] | Minimum [Member] | Restricted Stock Units (RSUs) One [Member]
Stock issued for restricted stock, shares																																	21,428
Employment Agreements [Member] | Michael J. Roper [Member] | Maximum [Member] | Restricted Stock Units (RSUs) One [Member]
Stock issued for restricted stock, shares																																	35,714
Employment Agreements [Member] | Ferdinand Groenewald [Member]
Base salary																																				$ 25,000
Agreement term																																				2 years
Employment Agreements [Member] | Ferdinand Groenewald [Member] | Public Offering [Member]
Base salary																																				$ 175,000
Number of common stock shares issued																																				15,714
Stock issued during the period new issue value																																				$ 3,000,000
Employment Agreements [Member] | Ferdinand Groenewald [Member] | Maximum [Member] | Public Offering [Member]
Number of common stock shares issued																																				3,571
Gross proceeds from offering																																				$ 5,000,000
Employment Agreements [Member] | Kenneth Miller [Member]
Base salary																																				$ 200,000
Agreement term																																				2 years
Agreements term description																																				Mr. Miller is eligible for a discretionary performance cash and equity bonuses which will include cash of $50,000 and 10,714 shares of common stock upon completion of the Public Offering, which may be increased to 17,857 shares in the event $5 million is raised. Mr. Miller is also eligible to participate in employee benefits plans as the Company may institute from time to time that are available for full-time employees.
Cash bonuses																																				$ 50,000
Employment Agreements [Member] | Kenneth Miller [Member] | Public Offering [Member]
Base salary																																				$ 275,000
Number of common stock shares issued																																				14,285
Stock issued during the period new issue value																																				$ 3,000,000
Equity bonuses																																				10,714
Employment Agreement [Member] | Kevin Mohan [Member]
Base salary																																	$ 156,000
Number of common stock shares issued																				35,714
Gross proceeds from offering																																	175,000
Stock issued during the period new issue value																				$ 3,000,000
Employee bonus																																	$ 50,000									$ 50,000
Employment Agreement [Member] | Kevin Mohan [Member] | Minimum [Member] | Restricted Stock Units (RSUs) [Member]
Stock issued for restricted stock, shares																																	14,285
Stock issued for restricted stock, value																																	$ 3,000,000
Employment Agreement [Member] | Kevin Mohan [Member] | Maximum [Member] | Restricted Stock Units (RSUs) [Member]
Stock issued for restricted stock, shares																																	28,571
Stock issued for restricted stock, value																																	$ 5,000,000
Employment Agreement [Member] | Rodney Silva [Member]
Base salary																							$ 150,000
Employment Agreement [Member] | Aimee Infante [Member]
Base salary																						$ 125,000
Gross proceeds from offering																						3,000,000
Employee bonus																						$ 10,000
Cash bonus percentage																						25.00%
Employment Agreement [Member] | Aimee Infante [Member] | Restricted Stock Units (RSUs) [Member]
Stock issued for restricted stock, shares																						714
Stock issued for restricted stock, value																						$ 5,000,000
Employment Agreement [Member] | Aimee Infante [Member] | Maximum [Member]
Stock issued for restricted stock, shares																						1,071
Employment Agreement [Member] | Aimee Infante [Member] | Maximum [Member] | Restricted Stock Units (RSUs) [Member]
Base salary																						$ 150,000
Consulting Agreement [Member]
Number of common stock shares issued			10,000				500											1,642																																10,000
Agreement term																		1 year
Stock issued for restricted stock, shares																		41,426
Stock issued for restricted stock, value																		$ 75,000
Consulting fees			$ 107,500																		$ 5,000
Repayment of debt			$ 215,000																																															$ 215,000
Consulting Agreement [Member] | Underwriter [Member] | Restricted Stock Units (RSUs) [Member]
Stock issued for restricted stock, shares																																					35,714
Stock issued for restricted stock, value																																					$ 140,000
Securities Purchase Agreements [Member] | Restricted Stock Units (RSUs) [Member]
Number of common stock shares issued																																																				55,714
Payment of cash for potential business opportunities and potential acquisition																																																				$ 280,000
Securities Purchase Agreements [Member] | Restricted Stock Units (RSUs) [Member] | First Milestones [Member]
Stock issued for restricted stock, shares																																					10,000
Stock issued for restricted stock, value																																					$ 70,000
Securities Purchase Agreements [Member] | Restricted Stock Units (RSUs) [Member] | Second Milestones [Member]
Stock issued for restricted stock, shares																																					10,000
Stock issued for restricted stock, value																																					$ 70,000
Securities Purchase Agreements [Member] | Restricted Stock Units (RSUs) [Member] | Upon Completion of Both Contract [Member]
Stock issued for restricted stock, shares																																					28,571
Stock issued for restricted stock, value																																					$ 150,000
Reimbursement Agreement [Member]
Accounts payable and accrued expenses																														$ 81,140
Paid of litigation settlement amount																																																				81,140
Agreement payment, description																														The Company shall pay the employee as follows (a) $1,750 upon execution of the agreement, (b) $1,000 a week commencing on January 25, 2019 ending May 24, 2019, (c) a onetime payment of $40,000 on the earlier of March 31, 2019 or when the Company fully received the anticipated funding from the a tranche of the 15% Senior Secured Convertible Notes and (d) a onetime payment of $21,390 on the earlier of May 31, 2019 or when the Company has fully received the anticipated funding from the second tranche of the 15% Senior Secured Convertible Notes.
Litigations, Claims and Assessments [Member]
Loss contingency seeking damages																										$ 32,809
Accounts payable and accrued expenses							$ 30,000																																						$ 30,000					$ 30,000		30,000
Commission's Payment Agreement [Member]
Accounts payable and accrued expenses																						$ 45,894
Paid of litigation settlement amount																																																				$ 45,894
Agreement payment, description																						(a) $10,894 upon execution of the agreement and (b) $7,000 per month for five months starting on May 31, 2019.
Termination of Offering [Member]
Gross proceeds from offering																																																					$ 85,000
Shares issued price per share																																																										$ 3.25
Number of stock sold																																																					44,153